Taxation (Details) - Schedule of Valuation Allowance	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Valuation Allowance [Abstract]
Beginning balance	¥ 1,825,262	$ 257,707	¥ 1,625,548
Addition	10,907,213	1,539,980	197,431
Foreign exchange impact	5,594	789	2,283
Ending balance	¥ 12,738,069	$ 1,798,476	¥ 1,825,262